Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Expenses
Schedule of personnel expenses by function

	Millions of Euros
	2025	2024	2023
Cost of sales	1,444	1,373	1,384
Research and development	195	181	173
Selling, general & administration expenses	531	497	529
	2,170	2,051	2,086

Schedule of personnel expenses by nature

	Millions of Euros
	2025	2024	2023
Wages and salaries	1,753	1,667	1,698
Contributions to pension plans	44	42	43
Other social charges	38	34	31
Social Security	335	308	314
	2,170	2,051	2,086